PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2022, 2021 and 2020:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2020	$418	$43	$113	$574
Additions	–	13	–	13
Disposals	–	–	–	–
Balance at December 31, 2020	418	$56	$113	$587
Additions	–	3	3	6
Disposals	–	–	–	–
Balance at December 31, 2021	418	$59	$116	$593
Additions	–	-	-	-
Disposals	–	–	–	–
Balance at December 31, 2022	$418	$59	$116	$593

Accumulated depreciation
Balance at January1, 2020	418	37	95	$550
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2020	$418	$41	$100	$559
Depreciation for the year	–	7	5	12
Disposals	–	–	–	–
Balance at December 31, 2021	418	$48	$105	$571
Depreciation for the year	–	5	7	12
Disposals	–	–	–	–
Balance at December 31, 2022	$418	$53	$112	$583
Carrying amounts
At December 31, 2020	$-	$15	$13	$28
At December 31, 2021	$-	$11	$11	$22
At December 31, 2022	$-	$6	$4	$10

The depreciation expense of property and equipment amounts to $11,784, $12,357 and $9,236 for the years ended December 31, 2022, 2021 and 2020, respectively. .